Cover Page	May 05, 2020
Cover [Abstract]
Entity Central Index Key	0001575189
Amendment Flag	true
Document Type	8-K/A
Document Period End Date	May 05, 2020
Entity Registrant Name	MATCH GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37636
Entity Tax Identification Number	26-4278917
Entity Address, Address Line One	8750 North Central Expressway, Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75231
City Area Code	214
Local Phone Number	576-9352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	MTCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Document Information [Line Items]
Amendment Description	On May 5, 2020, Match Group, Inc. (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original 8-K”) reporting that the Company had posted a Letter to Shareholders on the Investor Relations section of its website and including an excerpt from the Letter to Shareholders. The original Letter to Shareholders and the excerpt included in the Original 8-K contained an error in the chart reflecting the Company’s debt maturity schedule. A corrected Letter to Shareholders has been posted on the Company’s website and this amendment amends the original 8-K to include the following corrected excerpt.